Fair Value Measurements	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of June 30, 2026 and December 31, 2025 (In thousands):

	Fair value measured at June 30, 2026
	Total fair value at June 30, 2026	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$313,378	$313,378	$-	$-
Liabilities:
Conversion feature liability - Convertible Notes	23	-	-	23
Total	$313,401	$313,378	$-	$23

	Fair value measured at December 31, 2025
	Total fair value at December 31, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$441,791	$441,791	$-	$-
Liabilities:
Derivative securities liabilities	428	-	-	428
Conversion feature liability - Convertible Notes	2,279	-	-	2,279
Total	$444,497	$441,791	$-	$2,706

Conversion Feature Liability - Convertible Notes

The conversion feature liability associated with the Company’s Convertible Notes is measured at fair value using a Black-Scholes option pricing model and is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.

The key inputs used in determining the fair value of the conversion feature liability are presented in the table below:

	As of June 30, 2026	As of December 31, 2025
Strike price	$13.00	$13.00
Stock price	1.54	3.53
Volatility (as a percentage)	43.0	45.0
Remaining term (in years)	0.92	3.00
Risk-free rate (as a percentage)	3.89	3.49

The following table presents a roll-forward of the Convertible Note Conversion Feature Liability as of June 30, 2026 (In thousands):

Conversion feature derivative liability
Balance at December 31, 2025	$2,278
Gain on debt extinguishment	(1,309)
Change in fair value	(946)
Balance at June 30, 2026	$23

Derivative Securities Liabilities

As of December 31, 2025, the Company had outstanding Bitcoin put option contracts with a fair value liability of $0.4 million. During the six months ended June 30, 2026, all outstanding Bitcoin put option contracts were exercised, expired, or otherwise settled, and the Company recognized a realized loss of $0.9 million related to these contracts. As of June 30, 2026, the Company had no outstanding derivative securities liabilities.

Note 11. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2025:

	Fair value measured at December 31, 2025
	Total fair value at December 31, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$441,791,316	$441,791,316	$-	$-
Liabilities:
Derivative securities liabilities	$428,236	$-	$-	$428,236
Conversion feature liability - convertible notes	$2,278,940	$-	$-	$2,278,940

Digital Assets

In determining the fair value of its Bitcoin investments, the Company uses quoted prices as determined by utilizing Coinbase closing prices at midnight UTC. As such, the Company’s digital assets were determined to be Level 1 assets.

Conversion Feature Liability - Convertible Notes

In determining the fair value of Conversion Feature Liability, the Company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of December 5, 2025 (Initial)	As of December 31, 2025
Strike price	$13.00	$13.00
Stock price	$4.36	$3.53
Volatility	45.0%	45.0%
Remaining term (in years)	3.00	3.00
Risk-free rate	3.53%	3.49%

The following table presents a roll-forward of the Convertible Note Conversion Feature Liability for the period from June 17, 2025 (inception) through December 31, 2025

Conversion feature
liability - convertible notes
As of June 17, 2025 (inception)	$-
Initial value at December 5, 2025	4,629,230
Change in fair value	(2,350,290)
Balance at December 31, 2025	$2,278,940

Derivative Liability - Preferred Units

In determining the fair value of the Derivative Liability - Preferred Units, the Company utilized the Black-Scholes pricing model which is considered to be a Level 3 liability. The key inputs are presented in the table below:

As of June 23, 2025 (Initial)
Strike price - Preferred unit	$11.94
Stock price	$10.79
Volatility	47.6%
Remaining term (in years)	0.5
Risk-free rate	4.29%

The following table presents a roll-forward of the Derivative Liability – Preferred Units for the period from June 17, 2025 (inception) through December 31, 2025:

Preferred Units
Derivative Liability
As of June 17, 2025 (inception)	$-
Initial value as of June 23, 2025	56,298,500
Settlement of Derivative	(56,298,500)
Balance at December 31, 2025	$-

Derivative Securities Liabilities

When quoted market prices are not available, fair value is determined using a market-participant-based option pricing model. The Company utilizes a Black-76 valuation model to determine the fair value of BTC put options leveraging calibrated Bitcoin forward curves and volatility surfaces daily at 4:00 PM ET using executable bid-offer prices and futures data sourced from Deribit. These calibrated inputs are applied across option strikes and maturities to derive fair-market pricing.

The following table presents a roll-forward of the derivative securities liability for the period from June 17, 2025 (inception) through December 31, 2025:

Fair value
As of June 17, 2025 (inception)	$-
Premiums received on sold BTC put options	534,500
Net change in fair value recognized in earnings	(106,264)
Settlements / expirations	-
Fair value as of December 31, 2025	$428,236

See Note 3 above for a description of the Company’s accounting policies.